Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Stock Options Outstanding and Exercised Under Prior and Existing Stock Incentive Plans

The following is a summary of stock options outstanding and exercised under prior and existing stock incentive plans of the Company:

Year Ended December 31	Stock Options/Shares	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value (in millions)

2018
Number outstanding at beginning of period	12,668,467	$32.15
Granted(a)	—	—
Exercised	(3,443,494)	25.41
Cancelled(b)	(109,963)	46.72

Number outstanding at end of period(c)	9,115,010	$34.52	4.3	$102
Exercisable at end of period	7,372,036	$31.61	3.5	$104

2017
Number outstanding at beginning of period	17,059,241	$29.95
Granted	1,066,188	54.97
Exercised	(5,389,741)	29.58
Cancelled(b)	(67,221)	43.31

Number outstanding at end of period(c)	12,668,467	$32.15	4.5	$272
Exercisable at end of period	9,647,937	$27.87	3.3	$248

2016
Number outstanding at beginning of period	25,725,708	$29.82
Granted	1,644,288	39.50
Exercised	(10,163,668)	31.09
Cancelled(b)	(147,087)	35.18

Number outstanding at end of period(c)	17,059,241	$29.95	4.1	$365
Exercisable at end of period	13,856,142	$27.53	3.1	$330
(a)	The Company did not grant any stock option awards during 2018.
(b)	Options cancelled include both non-vested (i.e., forfeitures) and vested options.
(c)	Outstanding options include stock-based awards that may be forfeited in future periods. The impact of the estimated forfeitures is reflected in compensation expense.

Weighted-Average Estimated Fair Value of Stock Options Granted and Assumptions Utilized by Company for Newly Issued Grants

The following table includes the weighted-average estimated fair value of stock options granted and the assumptions utilized by the Company for newly issued grants for the years ended December 31, 2017 and 2016:

Year Ended December 31	2017	2016
Estimated fair value	$14.66	$10.28
Risk-free interest rates	2.0%	1.3%
Dividend yield	2.6%	2.6%
Stock volatility factor	.35	.36
Expected life of options (in years)	5.5	5.5

Summary of Certain Stock Option Activity

The following summarizes certain stock option activity of the Company:

Year Ended December 31 (Dollars in Millions)	2018	2017	2016
Fair value of options vested	$14	$13	$18
Intrinsic value of options exercised	97	127	138
Cash received from options exercised	87	159	316
Tax benefit realized from options exercised	—	49	53

Stock Options Outstanding Additional Information

Additional information regarding stock options outstanding as of December 31, 2018, is as follows:

	Outstanding Options			Exercisable Options
Range of Exercise Prices	Shares	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price
$11.02—$20.00	684,748	0.1	$11.20	684,748	$11.20
$20.01—$25.00	856,259	1.2	23.84	856,259	23.84
$25.01—$30.00	2,711,719	2.6	28.65	2,711,719	28.65
$30.01—$35.00	700,487	4.0	33.98	700,487	33.98
$35.01—$40.00	1,415,509	7.1	39.49	669,718	39.49
$40.01—$45.00	1,737,831	5.6	42.41	1,490,255	42.10
$45.01—$50.00	—	—	—	—	—
$50.01—$55.01	1,008,457	8.1	54.97	258,850	54.97
	9,115,010	4.3	$34.52	7,372,036	$31.61

Summary of Company's Restricted Shares of Stock and Unit Awards

A summary of the status of the Company’s restricted shares of stock and unit awards is presented below:

	2018		2017		2016
Year Ended December 31	Shares	Weighted- Average Grant- Date Fair Value	Shares	Weighted- Average Grant- Date Fair Value	Shares	Weighted- Average Grant- Date Fair Value
Outstanding at beginning of period	7,446,955	$44.49	8,265,507	$39.50	6,894,831	$38.44
Granted	3,213,023	55.03	2,850,927	54.45	4,879,421	39.65
Vested	(3,373,323)	46.42	(3,295,376)	40.66	(3,069,035)	37.25
Cancelled	(567,357)	49.07	(374,103)	43.91	(439,710)	40.18
Outstanding at end of period	6,719,298	$48.17	7,446,955	$44.49	8,265,507	$39.50